Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Administrative Expenses [Abstract]
Administrative Expenses
	For the year ended December 31,
	2018	2017	2016
Personnel expenses	778	628	1,040
Audit fees	103	101	111
Travelling expenses	5	3	4
Consulting fees	76	54	28
Communication	9	11	19
Stationery	2	2	2
Greek authorities tax (note 20)	118	116	264
Other	265	309	626
Total	1,356	1,224	2,094